Retirement Benefit Plans (Schedule of fair value of plan assets by three level fair value hierarchy) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit plan, fair value of plan assets	$ 340.8	$ 294.6
Cash and Cash Equivalents [Member]
Defined benefit plan, fair value of plan assets	0.2	0.2
Fund Investments [Member]
Defined benefit plan, fair value of plan assets	173.8	134.1
Equity securities [Member]
Defined benefit plan, fair value of plan assets	92.4	107.5
Government Debt Securities [Member]
Defined benefit plan, fair value of plan assets	58.3	38.1
Other Assets [Member]
Defined benefit plan, fair value of plan assets	1.3	0.8
Guaranteed Investments Contracts [Member]
Defined benefit plan, fair value of plan assets	14.8	13.9
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined benefit plan, fair value of plan assets	283.0	254.7
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined benefit plan, fair value of plan assets	0.2	0.2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fund Investments [Member]
Defined benefit plan, fair value of plan assets	173.8	134.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member]
Defined benefit plan, fair value of plan assets	92.4	107.5
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government Debt Securities [Member]
Defined benefit plan, fair value of plan assets	15.3	12.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Assets [Member]
Defined benefit plan, fair value of plan assets	1.3	0.8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Guaranteed Investments Contracts [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member]
Defined benefit plan, fair value of plan assets	43.0	26.0
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Fund Investments [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Government Debt Securities [Member]
Defined benefit plan, fair value of plan assets	43.0	26.0
Significant Other Observable Inputs (Level 2) [Member] | Other Assets [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) [Member] | Guaranteed Investments Contracts [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) [Member]
Defined benefit plan, fair value of plan assets	14.8	13.9	14.2
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fund Investments [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity securities [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) [Member] | Government Debt Securities [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) [Member] | Guaranteed Investments Contracts [Member]
Defined benefit plan, fair value of plan assets	$ 14.8	$ 13.9